Inventories (Details) ₨ in Millions, $ in Millions		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure Of Inventories [Abstract]
Trade inventories	[1]	₨ 2,893		₨ 3,959
Inventories		₨ 2,893	$ 31	₨ 3,959

[1]	Includes project inventory of ₹ 2,665 (previous year: ₹ 3,660)